Other liabilities (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Liabilities [Line Items]
Provision for wages, salaries and other employee benefits	$ 3,092	$ 2,153
PERU
Disclosure Of Other Liabilities [Line Items]
Provisions for employee benefits	$ 5,487	$ 2,356